Employee Benefit Plans (Unfunded) (Details) - Schedule of Re-measurement (Gains) / Losses in Other Comprehensive Income - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Re-measurement (Gains) / Losses in Other Comprehensive Income [Abstract]
Actuarial (gain)/loss	$ (21,276)	$ 48,593	$ (30,473)	$ (45,373)	$ 42,235	$ 43,605	$ 48,593	$ (45,373)
Amortization loss	(1,672)	$ (21,124)	(5,287)	$ (18,290)	(3,351)	(10,609)	(21,124)	(18,290)
Total	$ (19,604)		$ (25,186)		$ 45,586	$ 54,214	$ 69,717	$ (27,083)